Note 16 - Trade Receivables, Net - Summary of Current Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current accounts	$ 1,778,796		$ 1,240,769
Receivables from related parties	25,105		51,676
	1,803,901	$ 1,292,445	1,292,445
Allowance for doubtful accounts (see Note 22 (i))	(66,535)		(78,385)
	$ 1,737,366	$ 1,214,060	$ 1,214,060